PIONEER VARIABLE CONTRACTS TRUST

Pioneer Real Estate Shares VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2019

Schedule of Investments 3/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.1%
	COMMON STOCKS - 98.1% of Net Assets
	Commercial Services & Supplies - 1.0%
3,109	Waste Connections, Inc.	$275,426
	Total Commercial Services & Supplies	$275,426
	Construction Materials - 1.0%
2,364	Vulcan Materials Co.	$279,898
	Total Construction Materials	$279,898
	Equity Real Estate Investment Trusts (REITs) - 89.7%
10,274	Agree Realty Corp.	$712,399
3,286	Alexandria Real Estate Equities, Inc.	468,452
4,225	American Assets Trust, Inc.	193,758
1,843	American Tower Corp.	363,182
18,081	Americold Realty Trust	551,651
5,050	AvalonBay Communities, Inc.	1,013,686
4,810	Camden Property Trust	488,215
13,956	CareTrust REIT, Inc.	327,408
8,095	Community Healthcare Trust, Inc.	290,530
20,744	Cousins Properties, Inc.	200,387
20,988	CubeSmart	672,455
15,295	Douglas Emmett, Inc.	618,224
4,663	EastGroup Properties, Inc.	520,578
3,513	Equinix, Inc.	1,591,951
8,026	Equity LifeStyle Properties, Inc.	917,372
8,183	Extra Space Storage, Inc.	833,930
7,110	Four Corners Property Trust, Inc.	210,456
11,547	Getty Realty Corp.	369,851
7,128	Granite Real Estate Investment Trust	340,763
26,019	HCP, Inc.	814,395
4,286	Healthcare Realty Trust, Inc.	137,623
21,622	Host Hotels & Resorts, Inc.	408,656
3,988	Innovative Industrial Properties, Inc.	325,780
6,774	JBG SMITH Properties	280,105
15,192	Kimco Realty Corp.	281,052
5,582	Liberty Property Trust	270,280
14,273	Medical Properties Trust, Inc.	264,193
13,352	National Storage Affiliates Trust	380,665
11,304	NexPoint Residential Trust, Inc.	433,395
16,281	NorthStar Realty Europe Corp.	282,638
13,091	Park Hotels & Resorts, Inc.	406,868
24,275	Prologis, Inc.	1,746,586
2,320	PS Business Parks, Inc.	363,846
12,951	Realty Income Corp.	952,675
11,551	Rexford Industrial Realty, Inc.	413,641
5,933	Ryman Hospitality Properties, Inc.	487,930
7,142	Simon Property Group, Inc.	1,301,344
9,970	STORE Capital Corp.	333,995
7,503	Sun Communities, Inc.	889,256
6,848	Taubman Centers, Inc.	362,122
6,341	Terreno Realty Corp.	266,576
16,353	Tier Real Estate Investment Trust, Inc.	468,677
10,526	UDR, Inc.	478,512
31,518	VEREIT, Inc.	263,806
7,592	VICI Properties, Inc.	166,113
11,114	Welltower, Inc.	862,446
6,049	WP Carey, Inc.	473,818
	Total Equity Real Estate Investment Trusts (REITs)	$24,802,241
	Household Durables - 3.0%
3,182(a)	Mohawk Industries, Inc.	$401,409
3,120	Whirlpool Corp.	414,617
	Total Household Durables	$816,026
	Real Estate Management & Development - 3.4%
4,897	Deutsche Wohnen SE	$237,398
8,200(a)	Redfin Corp.	166,214
5,188	TLG Immobilien AG	156,150
7,335	Vonovia SE	380,181
	Total Real Estate Management & Development	$939,943
	TOTAL COMMON STOCKS
	(Cost $20,338,430)	$27,113,534
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.1%
	(Cost $20,338,430)	$27,113,534
	OTHER ASSETS AND LIABILITIES - 1.9%	$526,227
	NET ASSETS - 100.0%	$27,639,761

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$27,113,534	$–	$–	$27,113,534
Total Investments in Securities	$27,113,534	$–	$–	$27,113,534

For the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.